Leases - Assets and Related Accumulated Amortization under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Capital Leased Assets [Line Items]
Accumulated amortization	¥ (12,040)	¥ (10,657)
Net leased property	13,585	15,087
Buildings and structures [Member]
Capital Leased Assets [Line Items]
Gross leased property	21,479	21,479
Tools, furniture and fixtures [Member]
Capital Leased Assets [Line Items]
Gross leased property	¥ 4,146	¥ 4,265